UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06175

Eclipse Funds Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:	800-624-6782

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2012 is filed herewith.

MainStay High Yield Opportunities Fund
Portfolio of Investments ††† January 31, 2012 (Unaudited)
		Principal Amount	Value
	Long-Term Bonds 97.7%†
	Asset-Backed Securities 3.6%
	Airlines 0.6%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22	$1,843,875	$1,862,313
	American Airlines Pass-Through Trust
	Series 2001-1, Class A1 6.977%, due 11/23/22	1,665,175	1,315,488
	Series 2001-1, Class C 7.379%, due 11/23/17	287,124	129,206
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	1,895,466	1,923,898
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	939,037	976,599
			6,207,504
	Home Equity 2.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.336%, due 10/25/36 (a)	3,747,361	2,941,922
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.346%, due 5/25/37 (a)	1,116,043	896,409
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.336%, due 4/25/37 (a)	243,429	224,984
	First NLC Trust Series 2007-1, Class A1 0.346%, due 8/25/37 (a)(b)	1,222,986	409,689
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.326%, due 9/25/36 (a)	538,200	201,807
	Series 2006-18, Class AV1 0.346%, due 11/25/36 (a)	129,239	47,405
	Series 2007-5, Class 2A1A 0.396%, due 4/25/47 (a)	546,124	316,660
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.406%, due 4/25/37 (a)	779,400	531,343
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.376%, due 4/25/37 (a)	3,000,428	1,997,724
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.376%, due 3/25/47 (a)	1,196,597	798,157
	Series 2007-CH2, Class AF2 5.478%, due 1/25/37	2,776,547	2,112,488
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.386%, due 3/25/37 (a)	2,821,443	1,488,633
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.376%, due 9/25/36 (a)	2,140,870	1,758,065
	Series 2006-HE8, Class A2B 0.376%, due 10/25/36 (a)	348,978	204,466
	Series 2007-NC2, Class A2FP 0.426%, due 2/25/37 (a)	2,434,472	1,326,247
	Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.376%, due 7/25/36 (a)	1,320,981	654,814
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37	3,354,431	1,729,937
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.356%, due 8/25/36 (a)	3,449,467	944,568
	Series 2007-BR4, Class A2A 0.366%, due 5/25/37 (a)	1,348,595	521,902
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.356%, due 6/25/37 (a)	2,928,248	2,269,161
	Series 2006-EQ2, Class A2 0.386%, due 1/25/37 (a)	3,409,701	1,762,856
			23,139,237
	Student Loans 0.6%
	Keycorp Student Loan Trust
	Series 2006-A, Class 2A2 0.654%, due 6/27/25 (a)	1,580,533	1,558,676
	Series 2000-A, Class A2 0.826%, due 5/25/29 (a)	4,130,244	3,762,765
			5,321,441
	Total Asset-Backed Securities (Cost $40,807,664)		34,668,182

	Convertible Bond 0.1%
	Holding Company - Diversified 0.1%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)(c)	1,125,000	1,108,125

	Total Convertible Bond (Cost $1,018,981)		1,108,125

	Corporate Bonds 65.7%
	Advertising 0.2%
	Lamar Media Corp. Series C 6.625%, due 8/15/15	2,360,000	2,419,000

	Aerospace & Defense 1.8%
	Alliant Techsystems, Inc. 6.75%, due 4/1/16 (c)	2,200,000	2,260,500
	BE Aerospace, Inc. 6.875%, due 10/1/20	1,670,000	1,832,825
	Ducommun, Inc. 9.75%, due 7/15/18 (b)	5,400,000	5,521,500
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (c)	1,086,000	1,113,150
	TransDigm, Inc. 7.75%, due 12/15/18	5,715,000	6,257,925
			16,985,900
	Airlines 2.1%
	American Airlines Pass-Through Trust
	Series 2001-1, Class B 7.377%, due 5/23/19	1,083,830	596,106
	Series 2011-2, Class A 8.625%, due 4/15/23	1,510,000	1,608,150
	Continental Airlines, Inc.
	7.875%, due 1/2/20	2,643,680	2,630,462
	9.798%, due 4/1/21	1,288,669	1,314,443
	Delta Air Lines, Inc.
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17 (b)(c)	4,000,000	3,800,000
	12.25%, due 3/15/15 (b)	3,379,000	3,598,635
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	967,723	924,175
	UAL 2009-2B Pass Through Trust 12.00%, due 1/15/16 (b)	3,090,713	3,291,609
	United Air Lines, Inc. 12.00%, due 11/1/13 (b)	2,300,000	2,426,500
			20,190,080
	Auto Manufacturers 0.6%
¤	Ford Motor Co.
	7.50%, due 8/1/26	255,000	277,950
	8.90%, due 1/15/32	410,000	504,300
	9.98%, due 2/15/47 (c)	2,000,000	2,595,000
	General Motors Corp. (Escrow Shares)
	7.375%, due 5/23/48 (d)(e)(f)	350,000	3,754
	8.375%, due 7/15/33 (d)(e)(f)	16,275,000	179,275
	8.80%, due 3/1/21 (d)(e)(f)	488,000	5,339
	9.40%, due 7/15/21 (d)(e)(f)	2,000,000	22,181
	Navistar International Corp. 8.25%, due 11/1/21 (c)	1,800,000	1,944,000
			5,531,799
	Auto Parts & Equipment 1.9%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19 (b)	5,075,000	5,075,000
	Goodyear Tire & Rubber Co. (The)
	8.25%, due 8/15/20	1,525,000	1,658,438
	10.50%, due 5/15/16	1,908,000	2,089,260
	Pittsburgh Glass Works LLC 8.50%, due 4/15/16 (b)	4,770,000	4,805,775
	Tomkins LLC/Tomkins, Inc. 9.00%, due 10/1/18	4,109,000	4,550,717
			18,179,190
	Banks 5.6%
	ABN Amro North American Holding Preferred Capital Repackage Trust I 6.523%, due 12/29/49 (a)(b)	3,500,000	2,625,000
¤	Ally Financial, Inc. 7.50%, due 9/15/20	14,155,000	15,181,237
	Bank of America Corp.
	7.625%, due 6/1/19	645,000	729,002
	8.00%, due 12/29/49 (a)	504,000	497,897
	Capital One Capital IV 6.745%, due 2/5/82 (a)(c)	2,975,000	2,993,594
¤	CIT Group, Inc.
	7.00%, due 5/4/15 (b)	848,000	852,240
	7.00%, due 5/1/16	881	881
	7.00%, due 5/2/16 (b)	2,190,000	2,198,212
	7.00%, due 5/1/17	1,024	1,025
	7.00%, due 5/2/17 (b)	13,198,000	13,230,995
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (a)	€7,600,000	7,356,471
	Fifth Third Capital Trust IV 6.50%, due 4/15/67 (a)(c)	$2,105,000	2,089,213
	GMAC LLC 8.00%, due 11/1/31	250,000	265,938
	SunTrust Bank 7.25%, due 3/15/18	2,000,000	2,279,698
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)	1,000,000	883,780
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	770,000	833,525
	Whitney National Bank 5.875%, due 4/1/17 (c)	2,000,000	2,039,126
			54,057,834
	Building Materials 2.3%
	Associated Materials LLC 9.125%, due 11/1/17	7,565,000	7,338,050
	Boise Cascade LLC 7.125%, due 10/15/14	3,440,000	3,452,900
	Texas Industries, Inc. 9.25%, due 8/15/20	6,400,000	5,960,000
	USG Corp.
	6.30%, due 11/15/16	1,625,000	1,456,406
	8.375%, due 10/15/18 (b)	3,825,000	3,767,625
			21,974,981
	Chemicals 1.9%
	CF Industries, Inc. 6.875%, due 5/1/18	400,000	464,000
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	6,710,000	6,693,225
	Huntsman International LLC
	8.625%, due 3/15/20	2,150,000	2,359,625
	8.625%, due 3/15/21	2,700,000	2,963,250
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	4,815,000	4,357,575
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (b)	2,720,000	2,026,400
			18,864,075
	Coal 1.6%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	2,100,000	2,084,250
	6.25%, due 6/1/21	835,000	826,650
	Arch Coal, Inc.
	7.00%, due 6/15/19 (b)	4,450,000	4,461,125
	7.25%, due 10/1/20	2,241,000	2,252,205
	Arch Western Finance LLC 6.75%, due 7/1/13 (c)	1,071,000	1,079,032
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17 (c)	1,000,000	1,080,000
	Peabody Energy Corp. 6.00%, due 11/15/18 (b)	3,725,000	3,836,750
			15,620,012
	Commercial Services 4.3%
	Aramark Holdings Corp. 8.625%, due 5/1/16 (b)(g)	1,595,000	1,638,863
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	536,000	543,370
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	8.25%, due 1/15/19	3,925,000	4,131,062
	9.625%, due 3/15/18	2,000,000	2,185,000
	Corrections Corp. of America 6.25%, due 3/15/13 (c)	2,200,000	2,202,750
	Ford Holdings LLC 9.30%, due 3/1/30 (c)	2,475,000	3,140,156
	Ford Holdings, Inc. 9.375%, due 3/1/20	210,000	255,675
	Hertz Corp. (The)
	7.375%, due 1/15/21	3,345,000	3,520,613
	7.50%, due 10/15/18	3,140,000	3,359,800
	Iron Mountain, Inc.
	6.75%, due 10/15/18	€3,500,000	4,463,719
	8.00%, due 6/15/20	$3,175,000	3,381,375
	Stewart Enterprises, Inc. 6.50%, due 4/15/19 (c)	3,350,000	3,433,750
¤	United Rentals North America, Inc.
	8.375%, due 9/15/20 (c)	1,825,000	1,856,938
	9.25%, due 12/15/19	7,195,000	7,950,475
			42,063,546
	Computers 0.3%
	SunGard Data Systems, Inc.
	7.375%, due 11/15/18	2,000,000	2,110,000
	10.25%, due 8/15/15	1,030,000	1,066,050
			3,176,050
	Diversified Financial Services 0.9%
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€3,345,000	3,841,624
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	2,828,000	3,181,341
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (a)	1,000,000	1,138,003
	6.50%, due 9/15/67 (a)	£405,000	587,143
			8,748,111
	Electric 2.4%
	Calpine Corp.
	7.25%, due 10/15/17 (b)	$2,360,000	2,466,200
	7.875%, due 7/31/20 (b)	5,500,000	5,926,250
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	4,322,000	4,656,955
	NRG Energy, Inc.
	7.625%, due 1/15/18	7,760,000	7,604,800
	8.25%, due 9/1/20 (c)	1,000,000	985,000
	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, due 10/1/20 (b)	2,500,000	1,887,500
			23,526,705
	Entertainment 1.3%
	Isle of Capri Casinos, Inc.
	7.00%, due 3/1/14 (c)	1,675,000	1,649,875
	7.75%, due 3/15/19	5,500,000	5,252,500
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	1,000,000	670,000
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	2,885,000	2,942,700
	8.75%, due 5/15/20	2,000,000	2,035,000
			12,550,075
	Environmental Controls 0.3%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (c)	3,015,000	2,894,400

	Finance - Consumer Loans 2.5%
	American General Finance Corp. (Springleaf Finance)
	4.125%, due 11/29/13	€1,500,000	1,590,826
	6.50%, due 9/15/17	$3,000,000	2,175,000
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)(c)	5,980,000	5,172,700
	SLM Corp.
	4.75%, due 3/17/14	€1,750,000	2,201,770
	8.00%, due 3/25/20 (c)	$6,000,000	6,390,000
	Springleaf Finance Corp. 6.90%, due 12/15/17	8,090,000	6,269,750
			23,800,046
	Finance - Credit Card 0.1%
	Capital One Capital III 7.686%, due 8/1/66 (c)	1,000,000	1,010,000

	Finance - Other Services 1.0%
¤	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
	7.75%, due 1/15/16	6,200,000	6,448,000
	8.00%, due 1/15/18	3,500,000	3,631,250
			10,079,250
	Food 0.4%
	Smithfield Foods, Inc. 7.75%, due 7/1/17	3,528,000	3,991,050

	Forest Products & Paper 0.0%‡
	NewPage Corp. 10.00%, due 5/1/12 (h)	1,000,000	75,000

	Health Care - Products 1.0%
	Alere, Inc.
	8.625%, due 10/1/18	2,000,000	2,085,000
	9.00%, due 5/15/16	1,500,000	1,571,250
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (c)	1,050,000	1,099,875
	Kinetic Concepts, Inc./KCI U.S.A., Inc. 10.50%, due 11/1/18 (b)	4,525,000	4,615,500
			9,371,625
	Health Care - Services 1.0%
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17 (c)	2,100,000	2,260,125
	HCA Holdings, Inc. 7.75%, due 5/15/21	2,500,000	2,618,750
	HCA, Inc.
	6.50%, due 2/15/16 (c)	3,200,000	3,344,000
	7.50%, due 2/15/22	1,700,000	1,819,000
			10,041,875
	Home Builders 4.3%
	Beazer Homes USA, Inc.
	6.875%, due 7/15/15 (c)	1,400,000	1,218,000
	8.125%, due 6/15/16 (c)	4,000,000	3,460,000
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16 (c)	7,305,000	6,373,612
	Lennar Corp. 5.60%, due 5/31/15	4,225,000	4,362,313
	Meritage Homes Corp. 6.25%, due 3/15/15	9,177,000	9,177,000
	Pulte Group, Inc.
	7.625%, due 10/15/17 (c)	2,870,000	2,963,275
	7.875%, due 6/15/32 (c)	5,295,000	4,659,600
	Shea Homes, L.P./Shea Homes Funding Corp. 8.625%, due 5/15/19 (b)	5,500,000	5,500,000
	Standard Pacific Corp. 8.375%, due 5/15/18	3,950,000	4,009,250
			41,723,050
	Household Products & Wares 1.4%
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (b)	1,600,000	1,516,000
	8.75%, due 10/15/16 (b)	1,500,000	1,597,500
	9.00%, due 4/15/19 (b)	1,315,000	1,308,425
	9.25%, due 5/15/18 (b)	5,175,000	5,162,062
	9.875%, due 8/15/19 (b)	4,205,000	4,278,588
			13,862,575
	Insurance 3.8%
¤	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€8,400,000	7,251,827
	Series A2 5.75%, due 3/15/67 (a)	£4,200,000	4,612,999
	Series Reg S 8.00%, due 5/22/68 (a)	€3,750,000	4,169,408
	8.175%, due 5/15/68 (a)	$4,000,000	3,860,000
	Series Reg S 8.625%, due 5/22/68 (a)	£1,000,000	1,366,219
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19 (c)	$1,450,000	1,532,114
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)	3,000,000	2,805,000
	10.75%, due 6/15/88 (a)(b)	2,000,000	2,550,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)(c)	3,000,000	2,670,000
	7.00%, due 5/17/66 (a)(c)	1,840,000	1,738,800
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)	2,000,000	2,424,210
	9.25%, due 6/15/39 (b)	1,000,000	1,331,874
			36,312,451
	Iron & Steel 0.9%
	AK Steel Corp. 7.625%, due 5/15/20	3,985,000	3,935,188
	United States Steel Corp.
	7.00%, due 2/1/18	2,145,000	2,169,131
	7.375%, due 4/1/20	2,855,000	2,897,825
			9,002,144
	Lodging 2.2%
	Caesars Entertainment Operating Co., Inc. 12.75%, due 4/15/18 (c)	1,720,000	1,462,000
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	547,313
	10.00%, due 12/15/18	181,000	133,940
	10.00%, due 12/15/18 (c)	7,275,000	5,619,937
	10.75%, due 2/1/16	791,000	642,687
	MGM Mirage, Inc.
	5.875%, due 2/27/14	90,000	89,550
	6.625%, due 7/15/15	3,390,000	3,390,000
¤	MGM Resorts International
	7.50%, due 6/1/16	7,470,000	7,488,675
	8.625%, due 2/1/19 (b)	1,725,000	1,2794,000
			21,168,102
	Machinery - Construction & Mining 0.8%
	Terex Corp. 8.00%, due 11/15/17	8,110,000	8,191,100

	Media 1.9%
	CCH II LLC/CCH II Capital Corp. 13.50%, due 11/30/16	1,441,111	1,660,880
	CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, due 10/30/17	2,500,000	2,693,750
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	565,000	310,750
	6.875%, due 6/15/18 (c)	1,500,000	787,500
	7.25%, due 10/15/27	575,000	276,000
	9.00%, due 3/1/21	4,000,000	3,480,000
	Clear Channel Worldwide Holdings, Inc. 9.25%, due 12/15/17	3,000,000	3,292,500
	DISH DBS Corp. 6.75%, due 6/1/21	5,120,000	5,580,800
			18,082,180
	Metal Fabricate & Hardware 0.4%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	1,875,000	1,790,625
	8.75%, due 9/1/20	1,845,000	2,015,663
			3,806,288
	Mining 1.2%
	Aleris International, Inc.
	6.00%, due 6/1/20 (b)(d)(f)	11,797	11,620
	7.625%, due 2/15/18	6,370,000	6,449,625
	Century Aluminum Co. 8.00%, due 5/15/14	3,080,500	3,134,409
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (c)	2,200,000	2,321,000
			11,916,654
	Miscellaneous - Manufacturing 0.9%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	3,985,000	4,024,850
	Polypore International, Inc. 7.50%, due 11/15/17	4,650,000	4,882,500
			8,907,350
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	1,700,000	1,831,750

	Oil & Gas 2.1%
	Concho Resources, Inc. 6.50%, due 1/15/22	2,500,000	2,687,500
	Hilcorp Energy I, L.P./Hilcorp Finance Co. 7.625%, due 4/15/21 (b)	4,770,000	5,175,450
	Linn Energy LLC/Linn Energy Finance Corp.
	7.75%, due 2/1/21	2,650,000	2,855,375
	8.625%, due 4/15/20	5,420,000	6,016,200
	Swift Energy Co. 8.875%, due 1/15/20 (c)	1,074,000	1,141,125
	Tesoro Corp. 6.25%, due 11/1/12 (c)	2,200,000	2,255,000
			20,130,650
	Oil & Gas Services 1.9%
	Basic Energy Services, Inc.
	7.125%, due 4/15/16	2,000,000	2,020,000
	7.75%, due 2/15/19	4,265,000	4,339,638
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (b)	3,503,000	3,678,150
	Hornbeck Offshore Services, Inc.
	Class B 6.125%, due 12/1/14 (c)	2,000,000	2,002,500
	8.00%, due 9/1/17	6,015,000	6,330,787
			18,371,075
	Packaging & Containers 1.0%
	Ball Corp. 6.625%, due 3/15/18 (c)	1,950,000	2,003,625
	CB Smurfit Stone 8.00%, due 3/15/17	2,000,000	42,500
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	3,000,000	3,360,000
	Packaging Dynamics Corp. 8.75%, due 2/1/16 (b)	4,500,000	4,708,125
			10,114,250
	Pipelines 1.0%
	Dynegy Holdings LLC 8.75%, due 2/15/12 (c)(h)	545,000	332,450
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	6.25%, due 6/15/22	2,050,000	2,178,125
	6.50%, due 8/15/21	450,000	482,625
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
	6.875%, due 2/1/21 (b)	4,500,000	4,691,250
	7.875%, due 10/15/18	1,805,000	1,940,375
			9,624,825
	Retail 0.5%
	Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18	4,700,000	4,570,750

	Semiconductors 0.9%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (b)	7,750,000	8,466,875

	Shipbuilding 0.3%
	Huntington Ingalls Industries, Inc. 6.875%, due 3/15/18 (b)	3,135,000	3,244,725

	Software 1.0%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20 (c)	3,000,000	3,375,000
	First Data Corp. 8.875%, due 8/15/20 (b)	5,500,000	5,857,500
			9,232,500
	Telecommunications 5.1%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	3,735,000	2,819,925
	American Tower Corp. 7.00%, due 10/15/17 (c)	1,100,000	1,253,941
¤	CommScope, Inc. 8.25%, due 1/15/19 (b)	9,175,000	9,542,000
	Crown Castle International Corp. 7.125%, due 11/1/19	2,000,000	2,175,000
	EH Holding Corp. 7.625%, due 6/15/21 (b)	5,601,000	5,909,055
	Frontier Communications Corp.
	7.05%, due 10/1/46	470,000	371,300
	8.50%, due 4/15/20	3,935,000	3,895,650
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	1,550,000	1,538,375
	7.875%, due 9/1/18	2,740,000	2,890,700
	Sprint Capital Corp.
	6.90%, due 5/1/19	1,885,000	1,606,962
	8.75%, due 3/15/32	7,465,000	6,270,600
	Sprint Nextel Corp. 8.375%, due 8/15/17	7,530,000	7,002,900
	Viasat, Inc. 8.875%, due 9/15/16	3,815,000	3,929,450
			49,205,858
	Transportation 0.4%
	PHI, Inc. 8.625%, due 10/15/18 (c)	3,425,000	3,459,250

	Total Corporate Bonds (Cost $631,828,502)		636,375,006

	Foreign Bonds 8.5%
	Banks 3.3%
	ABN Amro Bank N.V. 4.31%, due 3/29/49 (a)	€5,000,000	4,697,206
	EGG Banking PLC 7.50%, due 5/29/49 (a)	£4,662,000	6,685,209
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)	2,000,000	2,237,637
	HT1 Funding GmbH 6.352%, due 7/29/49 (a)	€8,050,000	6,001,986
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	3,200,000	3,323,492
	Lloyds TSB Bank PLC 13.00%, due 1/29/49	£1,000,000	1,922,477
	Societe Generale S.A. 5.75%, due 3/29/49 (a)	4,825,000	7,147,052
			32,015,059
	Chemicals 0.3%
	Ineos Group Holdings PLC Series Reg S 7.875%, due 2/15/16	€3,000,000	3,376,730

	Commercial Services 0.4%
	Hertz Holdings Netherlands B.V. Series Reg S 8.50%, due 7/31/15	3,000,000	4,164,503

	Electric 0.2%
	Intergen N.V
	8.50%, due 6/30/17	500,000	660,565
	Series Reg S 9.50%, due 6/30/17	£875,000	1,399,508
			2,060,073
	Finance - Auto Loans 0.1%
	Ally Credit Canada, Ltd. Series E 6.00%, due 5/23/12	€405,000	528,547

	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20	1,000,000	1,164,164

	Home Builders 0.4%
	Taylor Wimpey PLC 10.375%, due 12/31/15	£2,150,000	3,633,633

	Insurance 0.6%
	ING Groep N.V. 5.14%, due 3/29/49 (a)	5,000,000	5,594,093

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€1,050,000	1,373,452
	TUI A.G. 5.125%, due 12/10/12	1,000,000	1,321,130
			2,694,582
	Media 0.5%
	EN Germany Holdings B.V. 10.75%, due 11/15/15	4,210,000	5,011,269

	Packaging & Containers 1.6%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20	5,700,000	7,269,486
	Rexam PLC 6.75%, due 6/29/67 (a)	6,300,000	7,972,889
			15,242,375
	Real Estate 0.6%
	Prologis International Funding S.A. 5.875%, due 10/23/14	4,700,000	6,393,746

	Telecommunications 0.1%
	Virgin Media Finance PLC 9.50%, due 8/15/16	500,000	732,508

	Total Foreign Bonds (Cost $87,548,379)		82,611,282

	Loan Assignments & Participations 6.3% (i)
	Aerospace & Defense 0.1%
	Hawker Beechcraft Acquisition Co. LLC
	LC Facility Deposits 2.579%, due 3/26/14	$55,330	43,039
	Term Loan 2.579%, due 3/26/14	894,764	695,998
			739,037
	Airlines 0.4%
	U.S. Airways Group, Inc. Term Loan 2.77%, due 3/21/14	4,930,556	4,439,965

	Auto Manufacturers 1.3%
	Allison Transmission, Inc. Term Loan B 2.79%, due 8/7/14	5,781,109	5,714,627
	Federal-Mogul Corp. Term Loan B 2.235%, due 12/29/14	7,206,170	6,885,495
			12,600,122
	Building Materials 0.3%
	Nortek, Inc. Term Loan 5.251%, due 4/26/17	2,779,000	2,740,789

	Buildings & Real Estate 0.3%
	Realogy Corp.
	Extended Letter of Credit 4.526%, due 10/10/16	435,053	404,817
	Extended Term Loan 4.691%, due 10/10/16	3,066,551	2,853,425
			3,258,242
	Commercial Services 0.1%
	Aramark Corp.
	Synthetic Letter of Credit 2.17%, due 1/27/14	31,723	31,349
	Term Loan 2.454%, due 1/27/14	393,803	389,162
	Extended Letter of Credit 3.545%, due 7/26/16	57,145	56,531
	Extended Term Loan B 3.829%, due 7/26/16	868,929	859,588
			1,336,630
	Computers 0.1%
	SunGard Data Systems, Inc. Tranche B 4.039%, due 2/26/16	680,607	676,761

	Energy - Alternate Sources 0.1%
	Covanta Energy Corp.
	Synthetic Letter of Credit 0.481%, due 2/10/14	499,025	494,597
	Term Loan B 1.813%, due 2/10/14	965,497	956,928
			1,451,525
	Healthcare, Education & Childcare 0.1%
	Warner Chilcott Co., LLC New Term Loan B2 4.25%, due 3/15/18	226,857	226,693
	Warner Chilcott Corp. New Term Loan B1 4.25%, due 3/15/18	453,714	453,387
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	311,929	311,704
			991,784
	Hotels, Restaurants & Leisure 0.3%
	Caesars Entertainment Corp. Term Loan 9.25%, due 4/25/17	2,800,000	2,737,000

	Leisure, Amusement, Motion Pictures, Entertainment 0.2%
	Clubcorp Operations, Inc. Term Loan B 6.00%, due 11/30/16	1,980,000	1,978,351

	Media 0.5%
	Charter Communications Operating LLC Extended Term Loan C 3.83%, due 9/6/16	2,141,948	2,126,329
	Clear Channel Communications, Inc. Delayed Draw Term Loan 2 3.92%, due 1/29/16	3,166,823	2,343,449
			4,469,778
	Metals & Mining 0.2%
	Walter Energy, Inc. Term Loan B 4.00%, due 4/2/18	1,904,519	1,895,676

	Oil & Gas 1.4%
	Frac Tech International LLC Term Loan B 6.25%, due 5/6/16	4,852,327	4,832,399
	Hercules Offshore LLC Term Loan B 7.50%, due 7/11/13	732,730	723,672
	MEG Energy Corp. New Term Loan B 4.00%, due 3/16/18	7,980,000	7,963,186
			13,519,257
	Retail 0.3%
	Neiman Marcus Group, Inc. (The) New Term Loan 4.75%, due 5/16/18	3,000,000	2,943,750

	Telecommunications 0.5%
	MetroPCS Wireless, Inc.
	Tranche B3 4.063%, due 3/16/18	3,969,975	3,928,620
	Tranche B2 4.134%, due 11/3/16	799,386	790,393
			4,719,013
	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.795%, due 10/10/17	1,033,493	637,214

	Total Loan Assignments & Participations (Cost $62,032,153)		61,134,894

	Medium Term Note 0.1%
	Finance - Consumer Loans 0.1%
	SLM Corp. 7.25%, due 1/25/22	650,000	656,500

	Total Medium Term Note (Cost $648,680)		656,500

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
	Banc of America Commercial Mortgage, Inc.
	Series 2005-J, Class 1A1 2.737%, due 11/25/35 (j)	862,569	644,381
	Series 2007-2, Class A4 5.807%, due 4/10/49 (j)	600,000	665,942
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38	590,000	658,610
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	590,000	661,052
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	784,383	684,049
	Greenpoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.406%, due 4/25/47 (a)	587,320	490,047
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.984%, due 8/10/45 (j)	635,000	703,573
	Indymac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.537%, due 8/25/34 (j)	813,112	662,650
	Series 2005-AR9, Class 4A2 2.569%, due 7/25/35 (j)	2,735,206	2,077,616
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.386%, due 2/25/47 (a)	2,065,937	1,677,611
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (f)	432,941	386,396
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 2.304%, due 11/25/36 (j)	662,087	447,579
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.738%, due 7/25/36 (j)	834,462	606,787

	Total Mortgage-Backed Securities (Cost $10,088,677)		10,366,293

	Municipal Bonds 0.5%
	New York 0.4%
	New York City Industrial Development Agency Special Facilities Revenue, JFK International Airport, American Airlines Project Series A 8.00%, due 8/1/12 (h)	5,100,000	4,702,098
	Texas 0.1%
	Alliance Airport Authority, American Airlines Project 7.00%, due 12/1/11 (h)	1,890,000	491,400

	Total Municipal Bonds (Cost $7,082,132)		5,193,498

	Yankee Bonds 11.8% (k)
	Banks 0.1%
	Royal Bank of Scotland PLC (The) 0.718%, due 8/29/17 (a)	1,600,000	1,198,400

	Building Materials 0.4%
	Hanson PLC 6.125%, due 8/15/16	3,655,000	3,728,100

	Electric 0.4%
	Intergen N.V. 9.00%, due 6/30/17 (b)	3,900,000	4,134,000

	Food 0.8%
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (b)	8,000,000	7,800,000

	Forest Products & Paper 0.4%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (b)	2,275,000	1,069,250
	Stora Enso Oyj 7.25%, due 4/15/36 (b)	3,000,000	2,437,500
			3,506,750
	Home Builders 0.1%
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15 (c)	1,000,000	1,000,000

	Insurance 0.5%
	Oil Insurance, Ltd. 3.563%, due 12/29/49 (a)(b)	3,250,000	2,924,350
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)	2,500,000	2,248,668
			5,173,018
	Iron & Steel 0.6%
	APERAM 7.375%, due 4/1/16 (b)	7,025,000	6,146,875

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (c)	3,000,000	2,985,000

	Machinery - Construction & Mining 0.7%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (b)	6,445,000	6,735,025

	Mining 2.5%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (b)	6,500,000	6,711,250
¤	Novelis, Inc.
	8.375%, due 12/15/17	7,900,000	8,670,250
	8.75%, due 12/15/20	1,200,000	1,341,000
	Vedanta Resources PLC
	6.75%, due 6/7/16 (b)	1,000,000	882,500
	8.25%, due 6/7/21 (b)	8,435,000	6,832,350
			24,437,350
	Miscellaneous - Manufacturing 0.4%
	Bombardier, Inc. 7.75%, due 3/15/20 (b)	2,995,000	3,399,325

	Oil & Gas 1.0%
	OGX Petroleo e Gas Participacoes S.A. 8.50%, due 6/1/18 (b)	6,925,000	7,153,525
	Precision Drilling Corp. 6.50%, due 12/15/21 (b)	2,115,000	2,173,162
			9,326,687
	Oil & Gas Services 0.6%
	Cie Generale de Geophysique - Veritas 6.50%, due 6/1/21	5,550,000	5,522,250

	Pharmaceuticals 0.3%
	Warner Chilcott Co., LLC/Warner Chilcott Co., LLC 7.75%, due 9/15/18	3,000,000	3,172,500

	Telecommunications 1.4%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	5,260,000	5,312,600
	Satmex Escrow S.A. de C.V. 9.50%, due 5/15/17	5,000,000	5,200,000
	Virgin Media Finance PLC 8.375%, due 10/15/19 (c)	3,000,000	3,360,000
			13,872,600
	Transportation 1.3%
	CEVA Group PLC 8.375%, due 12/1/17 (b)	3,250,000	3,156,563
	CHC Helicopter S.A. 9.25%, due 10/15/20 (b)	6,585,000	6,469,762
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)	2,770,000	2,354,500
			11,980,825
	Total Yankee Bonds (Cost $116,288,981)		114,118,705

	Total Long-Term Bonds (Cost $957,344,149)		946,232,485

		Shares	Value
	Common Stocks 2.5%
	Auto Manufacturers 1.8%
¤	Ford Motor Co.	1,059,000	13,152,780
	General Motors Co. (e)	157,367	3,779,956
			16,932,736
	Banks 0.3%
¤	CIT Group, Inc. (e)	29,276	1,116,587
	Citigroup, Inc.	71,966	2,210,795
			3,327,382
	Building Materials 0.0%‡
	Nortek, Inc. (e)	2,010	55,275
	U.S. Concrete, Inc. (e)(f)	71,988	287,952
			343,227
	Chemicals 0.2%
	Lyondell Chemical Co.	38,068	1,640,731

	Mining 0.1%
	Aleris International, Inc. (d)(f)	13,652	627,992

	Packaging & Containers 0.1%
	Rock-Tenn Co. Class A	20,292	1,255,263

	Total Common Stocks (Cost $29,174,542)		24,127,331

	Convertible Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII (a) 7.875%	40,000	1,077,600

	Total Convertible Preferred Stock (Cost $1,000,000)		1,077,600

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125% (a)	40,000	887,600

	Total Preferred Stock (Cost $1,000,000)		887,600

		Number of Warrants	Value
	Warrants 0.2%
	Auto Manufacturers 0.2%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (e)	70,698	1,069,661
	Strike Price $18.33 Expires 7/10/19 (e)	70,698	738,087

	Total Warrants (Cost $2,837,051)		1,807,748

		Principal Amount	Value
	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.01%, dated 1/31/12 due 2/1/12 Proceeds at Maturity $26,831,157 (Collateralized by United States Treasury and Federal National Mortgage Association securities with rates between 0.75% and 5.375% and maturity dates between 8/15/13 and 6/12/17, with a Principal Amount of $22,330,000 and a Market Value of $27,372,563)	$26,831,149	26,831,149

	Total Short-Term Investment (Cost $26,831,149)		26,831,149

	Total Investments, Before Investments Sold Short (Cost $1,018,186,891) (o)	103.4%	1,000,963,913

	Long-Term Bonds Sold Short (5.8%)
	Corporate Bonds Sold Short (2.8%)
	Apparel (1.0%)
	Levi Strauss & Co. 7.625%, due 5/15/20	(9,150,000)	(9,561,750)

	Banks (0.2%)
	SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,279,698)

	Entertainment (1.0%)
	AMC Entertainment, Inc. 9.75%, due 12/1/20	(8,750,000)	(8,640,625)
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(670,000)
			(9,310,625)
	Food (0.1%)
	Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(1,005,000)

	Forest Products & Paper (0.0%)‡
	NewPage Corp. 10.00%, due 5/1/12 (h)	(1,000,000)	(75,000)

	Media (0.1%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,314,885)

	Packaging & Containers (0.0%)‡
	CB Smurfit Stone 8.00%, due 3/15/17	(2,000,000)	(42,500)

	Retail (0.4%)
	Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,607,125)

	Total Corporate Bonds Sold Short (Proceeds $27,331,629)		(27,196,583)

	U.S. Government Sold Short (2.7%)
	United States Treasury Notes
	1.25%, due 8/31/15	(15,000,000)	(15,458,205)
	3.50%, due 2/15/18	(9,000,000)	(10,331,019)

	Total U.S. Government Sold Short (Proceeds $23,930,183)		(25,789,224)

	Yankee Bonds Sold Short (0.3%) (k)
	Home Builders (0.1%)
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15	(1,000,000)	(1,000,000)

	Leisure Time (0.2%)
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(1,990,000)

	Total Yankee Bonds Sold Short (Proceeds $2,799,530)		(2,990,000)

	Total Long-Term Bonds Sold Short (Proceeds $54,061,342)		(55,975,807)

		Shares	Value
	Common Stock Sold Short (0.1%)
	Packaging & Containers (0.1%)
	Rock-Tenn Co. Class A	(20,292)	(1,255,263)

	Total Common Stock Sold Short (Proceeds $1,493,252)		(1,255,263)

	Total Investments Sold Short (Proceeds $55,554,594)	(5.9)%	(57,231,070)

	Total Investments, Net of Investments Sold Short (Cost $962,632,297)	97.5	943,732,843
	New York Life Agreement (l)	0.0	0
	Other Assets, Less Liabilities	2.5	23,894,213
	Net Assets	100.0%	$967,627,056

		Contracts Short	Unrealized Appreciation (Depreciation)(m)
	Futures Contracts (0.0%) ‡
	United States Treasury Note March 2012 (2 Year) (n)	(552)	(135,684)

	Total Futures Contracts (Settlement Value $121,854,000)		$(135,684)

¤	Among the Fund's 10 largest issuers held, as of January 31, 2012, excluding short-term investment. May be subject to change daily.
†††	On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2012.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)	Fair valued security. The total market value of these securities at January 31, 2012 is $850,161, which represents 0.1% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Illiquid security. The total market value of these securities at January 31, 2012 is $1,524,509, which represents 0.2% of the Fund's net assets.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Issue in default.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2012. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.
(j)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2012.
(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Security or a portion of the security is pledged as collateral for the benefit of Lehman Brothers International (Europe). As a result of the Lehman Brothers International (Europe) bankruptcy, these securities are operationally illiquid. The total market value of these securities at January 31, 2012 is $18,152,113, which represents 1.9% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $31,028,327, representing 3.2% of the Fund's net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund has entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of January 31, 2012, the fair value of the agreement is $0.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2012.
(n)	At January 31, 2012, cash in the amount of $220,800 is on deposit with broker for futures transactions.
(o)	At January 31, 2012, cost is $1,018,310,963 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$32,501,849
Gross unrealized depreciation	(49,848,899)
Net unrealized depreciation	$(17,347,050)

-The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of January 31, 2012, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$34,668,182	$—	$34,668,182
Convertible Bond	—	1,108,125	—	1,108,125
Corporate Bonds (b)	—	636,152,837	222,169	636,375,006
Foreign Bonds	—	82,611,282	—	82,611,282
Loan Assignments & Participations	—	61,134,894	—	61,134,894
Medium Term Note	—	656,500	—	656,500
Mortgage-Backed Securities	—	10,366,293	—	10,366,293
Municipal Bonds	—	5,193,498	—	5,193,498
Yankee Bonds	—	114,118,705	—	114,118,705
Total Long-Term Bonds	—	946,010,316	222,169	946,232,485
Common Stocks (c)	23,499,339	—	627,992	24,127,331
Convertible Preferred Stock	1,077,600	—	—	1,077,600
Preferred Stock	887,600	—	—	887,600
Warrants	1,807,748	—	—	1,807,748
Short-Term Investment
Repurchase Agreement	—	26,831,149	—	26,831,149
Total Investments in Securities	$27,272,287	$972,841,465	$850,161	$1,000,963,913

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(27,196,583)	$—	$(27,196,583)
U.S. Government Sold Short	—	(25,789,224)	—	(25,789,224)
Yankee Bonds Sold Short	—	(2,990,000)	—	(2,990,000)
Total Long-Term Bonds Sold Short	—	(55,975,807)	—	(55,975,807)
Common Stock Sold Short	(1,255,263)	—	—	(1,255,263)
Total Investments in Securities Sold Short	(1,255,263)	(55,975,807)	—	(57,231,070)
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	(1,180,014)	—	(1,180,014)
Futures Contracts Short (e)	(135,684)	—	—	(135,684)
Total Other Financial Instruments	(135,684)	(1,180,014)	—	(1,315,698)
Total Investments in Securities and Other Financial Instruments	$(1,390,947)	$(57,155,821)	$—	$(58,546,768)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $210,549 and $11,620 are held in Auto Manufacturers and Mining, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 security valued at $627,992 is held in Mining within the Common Stocks section of the Portfolio of Investments.
(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the table of foreign currency forward contracts.
(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2012
Long-Term Bonds
Corporate Bonds
Auto Manufacturers	$236,440	$-	$-	$(25,891)	$-	$-	$-	$-	$210,549	$(25,891)
Mining	11,443	-	-	177	-	-	-	-	11,620	177
Common Stock
Mining	600,688	-	-	27,304	-	-	-	-	627,992	27,304
Total	$848,571	$-	$-	$1,590	$-	$-	$-	$-	$850,161	$1,590

As of January 31, 2012, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold	Contract Amount Purchased		Unrealized Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	EUR	67,715,000	USD	87,839,221	USD	(742,064)
Pound Sterling vs. U.S. Dollar, expiring 3/8/12	JPMorgan Chase Bank	GBP	22,181,000		34,505,141		(437,950)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						USD	(1,180,014)

As of January 31, 2012, the Fund held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	4	USD	4	USD	4
Euro	EUR	187,331		246,504		245,038
Pound Sterling	GBP	3,943		6,137		6,214
Total			USD	252,645	USD	251,256

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2012 Unaudited

SECURITIES VALUATION.

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Fund may utilize some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Fund have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2012 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2012, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded.

Debt securities (other than municipal securities) are valued at the evaluated bid prices (evaluated mean prices in the case of municipal securities) supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments maturing in more than 60 days are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. Temporary cash investments and securities valued at amortized cost are all generally categorized as Level 2 in the hierarchy.

Foregin currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service, and are generally categorized as Level 2 in the hierarchy.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At January 31, 2012, the High Yield Opportunities Fund held securities with a value of $850,161 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. At January 31, 2012, foreign equity securities held by the High Yield Opportunities Fund were not fair valued in such a manner.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been unable to sell or substitute out the securities that are pledged as collateral for these open short positions. While this has not impacted the Fund’s ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has pursued and will continue to pursue efforts to return the borrowed securities and secure the release of collateral. However, the Fund cannot assure that these efforts will be successful.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company (“New York Life”), an affiliate of the Fund’s adviser, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy appeal process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of January 31, 2012, the Fund had pledged approximately 1.9% of its net assets to cover its open short positions with LBIE. These pledged securities are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these securities are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio securities deemed illiquid represents more than 15% the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	March 29, 2012

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 29, 2012